Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues
Contract drilling	$ 319,716	$ 769,472	$ 1,085,063
Costs and expenses
Operating expenses	(244,089)	(290,038)	(431,261)
General and administrative expenses	(87,134)	(63,379)	(55,511)
Depreciation expense	(278,949)	(275,901)	(243,457)
Total costs and expenses	(610,172)	(629,318)	(730,229)
Loss from construction contract rescission			(40,155)
Operating income (loss)	(290,456)	140,154	314,679
Other income (expense)
Interest expense	(178,983)	(189,044)	(156,361)
Gain on debt extinguishment		36,233
Reorganization items	(6,474)
Other expense	(5,544)	(2,393)	(3,217)
Income (loss) before income taxes	(512,303)	(15,050)	155,101
Income tax expense	(12,863)	(22,107)	(28,871)
Net income (loss)	$ (525,166)	$ (37,157)	$ 126,230
Earnings (loss) per common share, basic (Note 10) (in dollars per share)	$ (24.64)	$ (1.76)	$ 5.97
Weighted-average number of common shares, basic (Note 10)	21,315	21,167	21,145
Earnings (loss) per common share, diluted (Note 10) (in dollars per share)	$ (24.64)	$ (1.76)	$ 5.97
Weighted-average number of common shares, diluted (Note 10)	21,315	21,167	21,156